SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: -	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

a.	Use of estimates:

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Significant items subject to such estimates and assumptions include inventory reserves and useful lives of property, plant, and equipment. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

A substantial portion of the Company’s financing activities, including equity transactions and cash investments, are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

A subsidiary’s functional currency is the currency of the primary economic environment in which the subsidiary operates; normally, that is the currency of the environment in which a subsidiary primarily generates and expends cash. In making the determination of the appropriate functional currency for a subsidiary, the Company considers cash flow indicators, local market indicators, financing indicators and the subsidiary’s relationship with both the parent company and other subsidiaries. For subsidiaries that are primarily a direct and integral component or extension of the parent entity’s operations, the U.S. dollar is the functional currency.

The Company has determined the functional currency of its foreign subsidiaries is the U.S. Dollar. The foreign operations are considered a direct and integral part or extension of the Company’s operations. The day-to-day operations of the foreign subsidiary are dependent on the economic environment of the U.S. Dollar.

Accordingly, monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters” (“ASC No. 830”). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash and cash equivalents, restricted cash and restricted deposits:

The Company considers all highly liquid short-term deposits with original maturities of three months or less from the investment date to be cash equivalents. Cash equivalents consist primarily of amounts invested in short term deposits. Restricted cash and restricted deposits consist deposits that serve as collateral mainly for lease agreements at the Company’s financial institutions.

e.	Inventory:

Inventory is stated at the lower of cost or estimated net realizable value.

Cost of inventory is determined as follows:
Raw materials and work in process - based on weighted average cost.
Finished goods - based mainly on weighted average standard cost method.

The Company charges cost of revenues for write-downs of inventory which are obsolete or in excess of anticipated demand based on a consideration of marketability and product life cycle stage, product development plans, component cost trends, manufacturing yields, demand forecasts, historical revenue and assumptions about future demand and market conditions.

Losses expected to arise from firm non-cancelable commitments for future purchases of inventory are charged to cost of revenues unless the losses are recoverable through firm sales contracts or other means.

f.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation and impairment. The estimated useful lives of property and equipment are determined when those assets are initially recognized and are routinely reviewed for the remaining estimated useful lives. When useful life is reassessed for an asset, the remaining carrying amount of the asset is accounted for prospectively and depreciated over the revised estimated useful life. Depreciation is calculated on a straight-line basis over the estimated useful lives of the related assets, at the following annual rates:

%

Computers and software	33
Office furniture and equipment	20
Machinery and lab equipment	12.5-25
Leasehold improvements	Over the shorter of the related lease period or the useful life of the assets

g.	Impairment of long-lived assets:

Long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying value of the asset exceeds the aggregate undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During the years ended December 31, 2024, 2023 and 2022, the Company recorded impairment losses in the amount of $542, $1,997 and $362, respectively.

h.	Revenue recognition:

According to Accounting Standards Codification 606, Revenue from Contracts with Customers, and all the related amendments (“ASC 606”), a performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services. Goods and services that are not distinct are bundled with other goods or services in the contract until a bundle of goods or services that is distinct is created. A good or service promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

The Company derives its revenues mainly from sales of LiDAR sensors, critical components and application engineering services for its customers. As such, the Company contracts with its customers, may contain the following main performance obligations: (i) sales of LiDAR sensors; (ii) sales of critical components; (iii) application engineering services. The Company evaluates each performance obligation to determine if it is satisfied at a point in time or over time.

Revenue from LiDAR sensors and critical components is recognized at a point in time when the control of the goods is transferred to the customer, generally upon delivery. During the years ended December 31, 2024, 2023 and 2022, the Company recognized revenue at a point in time for LiDAR sensors and critical components, after transferring the control of the goods to the customer of $6,311, $5,651 and $6,026, respectively.

Application engineering services to certain customers may require substantive customer acceptance due to performance acceptance criteria that is considered more than a formality. For these services, revenue is recognized at a point in time upon customer acceptance. During the years ended December 31, 2024, 2023 and 2022, the Company recognized revenue at a point in time for application engineering services, after receiving customer acceptance of $17,957, $15,225 and $0, respectively.

The Company capitalizes costs of fulfilling application engineering services contracts, to the extent recoverable, that relate directly to contracts for which revenue recognition has yet to commence. These assets are amortized to cost of revenues consistently with the pattern of the revenue recognition of application engineering services.

The Company applies the practical expedient and does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

For each contract which includes prepayment terms, the Company evaluates whether the contract includes a significant financing component. The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers.

The Company’s general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit.

Deferred Revenues

Deferred revenues in the Company’s consolidated balance sheets, which represent contract liabilities, include mainly billings in excess of revenues recognized related to product sales and obligations under application engineering service agreements with OEMs and are recognized as revenues when the Company performs its obligations under the contract.

During the year ended December 31, 2024, the Company recognized $6,865 that was included in deferred revenues balance at December 31, 2023.

During the year ended December 31, 2023, the Company recognized $3,096 that was included in deferred revenues balance at December 31, 2022.

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of application engineering services revenues not yet rendered. As of December 31, 2024, the aggregate amount of the transaction price allocated to remaining performance obligations was $15,415 (out of which $107 is recorded as deferred revenues), which the Company expects to recognize as revenues within the next 12 months.

i.
Cost of revenues:

Cost of revenues include the manufacturing cost of LiDAR sensors, which primarily consists of components costs, sub-assembly costs and personnel-related costs, and amounts paid to third-party contract manufacturers and vendors. Cost of revenues also includes depreciation, costs of providing application engineering services (mainly personnel related costs), an allocated portion of overhead, warranty costs, excess and obsolete inventory and shipping costs.

j.	Warranty provision:

The Company provides standard product warranties, for its pre-SOP products, for period of up to twelve months, at no extra charge, that covers the compliance of the products with agreed-upon specifications. Standard warranties are considered to be assurance type warranties and are not accounted for as separate performance obligations. A provision is recorded for estimated warranty costs based on the Company’s experience.

Changes in the warranty provision, presented in accrued expenses and other current liabilities, was as follow:

	Year ended December 31,
	2024	2023

Balance at the beginning of the year	$585	$330
Warranty provision	9	361
Warranty claims settled	(56)	(106)

Balance at the end of the year	$538	$585

k.	Research and development expenses:

Research and development costs include mainly personnel-related expenses associated with the Company’s engineering personnel responsible for the design, development and testing of its products. Such costs related to software development are included in research and development expense until the technological feasibility is reached, which for the Company’s software products, is generally shortly before the products are released to production. Research and development costs are charged to the consolidated statements of operations as incurred.

l.	Patent costs:

Legal and related patent costs are charged to general and administrative expenses in the consolidated statements of operations as incurred, since their realization is uncertain.

m.	Leases

The Company applies ASU No. 2016-02, “Leases” Topic 842 (“ASC 842”) for its leases. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. Lastly, the Company also elected the practical expedient to not separate lease and non-lease components for its leases.

The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct how and for what purpose the identified asset is used throughout the period of use.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset, the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. Since all of the Company’s lease contracts do not meet any of the criteria above, the Company concluded that all of its lease contracts should be classified as operating leases.

ROU assets and liabilities are recognized on the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on information available on the commencement date in determining the present value of lease payments. All ROU assets are reviewed for impairment. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise an extension option or not exercise a termination option.

For further information on the Company’s leasing activities see Note 6.

n.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation—Stock Compensation” (“ASC No. 718”). ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the award is recognized as an expense over the requisite service period.

The Company selected the Black-Scholes option pricing model as the most appropriate model for determining the fair value for its share options awards, whereas the fair value of restricted share units is based on the closing market value of the underlying shares at the date of grant. The option pricing model requires several assumptions, of which the most significant are the expected share price volatility and the expected option term. The Company recognizes forfeitures of equity-based awards as they occur. For graded vesting awards subject to a service condition only, the Company recognizes compensation expenses based on the straight-line method over the requisite service period.

o.	Accrued post-employment benefit:

Severance pay

The Israeli Severance Pay Law, 1963 (“Severance Pay Law”), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one-month salary for each year of employment, or a portion thereof.

The Company’s liability for all of its Israeli employees is covered by the provisions of Section 14 of the Severance Pay Law (“Section 14”). Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf to their insurance funds. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees. As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company’s balance sheet.

Severance pay expenses under Section 14 for the years ended December 31, 2024, 2023 and 2022, amounted to $3,537, $3,723 and $3,586, respectively.

p.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

q.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities, bank deposits and restricted deposits.

The majority of the Company’s cash and cash equivalents and short-term bank deposits are invested with major banks in Israel. The Company believes that the financial institutions that hold the Company’s cash deposits are financially sound and, accordingly, bear minimal risk.

Trade receivables of the Company are mainly derived from customers located globally. The Company mitigates its credit risks by performing credit evaluations of its customers’ financial conditions and requires customer advance payments in certain circumstances. The Company generally does not require collateral.

The Company invests in marketable securities with an average credit rating of “A” and a maturity of up to three years. The Company’s investment policy is not to invest more than 5% of its investment portfolio in a single security at time of purchase.

r.	Trade receivables, net:

Trade receivables are recorded at the invoiced amount and do not bear interest. Trade receivables are periodically assessed for allowance for doubtful accounts, which is the Company’s best estimate of the amount of credit losses inherent in its existing accounts receivable. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, the current receivables aging, in addition to current and expected payment patterns. The allowance of doubtful accounts was not material for the periods presented.

s.	Investment in marketable securities:

The Company’s investment in marketable securities consists of corporate and government debentures with quoted OTC market prices. All the Company's marketable securities are stated at fair value as determined by the closing price of each security at balance sheet date. Unrealized gains and losses on these securities are included in financial income, net in the consolidated statements of operations.

t.	Ordinary Share Warrants

The Company’s private warrants (see Note 12) include provisions that provide for potential changes to the settlement amounts that are dependent on the characteristics of the holder of the warrant, under ASC 815-40. Therefore, those warrants are not indexed to the Company’s ordinary shares in the manner contemplated by that Subtopic, so long as they are held by the initial purchasers or their permitted transferees. Thus, the private warrants were classified as a liability, initially and subsequently measured at fair value through earnings.

Conversely, since the public warrants are indexed to the Company’s own share, they qualify for equity classification under Subtopic 815-40.

u.	Fair value of financial instruments:

The Company applies ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), with respect to fair value measurements of all financial assets and liabilities which are required to be measured at fair value.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Unadjusted quoted prices in active markets that are accessible on the measurement date for identical, unrestricted assets or liabilities.

Level 2 -	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 -	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying values of cash and cash equivalents, short-term and restricted deposits, trade receivables, other current assets, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.

The estimated fair value of private warrants has been determined by the Company using available market information and valuation methodologies (see also Note 7). Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

v.	Loss per share:

The Company computes basic loss per share in accordance with ASC Topic 260, “Earnings per Share”, by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is computed by considering the potential dilution that could occur upon the exercise of awards granted under share-based compensation plans and equity-classified instruments using the treasury stock method. Impact of liability-classified instruments on diluted loss per share is considered using the if-converted method. Diluted loss per share excludes all dilutive potential ordinary shares if their effect is anti-dilutive.

w.	Other comprehensive loss:

The Company has no components of comprehensive loss other than net loss. Thus, comprehensive loss is the same as net loss for the periods presented.

x.	Recently adopted accounting pronouncement:

In 2024 the Company adopted ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which updated reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses.

For further information on the Company’s segment reporting see Note 15.

y.	Recently issued accounting pronouncements not yet adopted:

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflects this election.

1.
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which requires disclosure of disaggregated income taxes paid, prescribes standard categories for the components of the effective tax rate reconciliation, and modifies other income tax-related disclosures. The ASU will be effective for the Company for fiscal years beginning after December 15, 2025, and allows adoption on a prospective basis, with a retrospective option. The Company is currently evaluating the effect that ASU 2023-09 will have on its related disclosures.

2.
In November 2024, the FASB issued ASU No. 2024-03 Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40). The ASU improves the disclosures about a public business entity’s expenses and provides more detailed information about the types of expenses in commonly presented expense captions. The amendments require that at each interim and annual reporting period an entity will, inter alia, disclose amounts of purchases of inventory, employee compensation, depreciation and amortization included in each relevant expense caption (such as cost of revenues, research and development, sales and marketing and general and administrative). The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either: (1) prospectively to financial statements issued for reporting periods after the effective date of this ASU or (2) retrospectively to all prior periods presented in the financial statements. The Company is currently evaluating the effect that ASU 2024-03 will have on its consolidated financial statements and related disclosures.